Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 515,808,332	$ 443,462,514	$ 450,229,569
Restricted cash	161,350,257	20,360,185	6,254,813
Short-term investments	2,453,951	0	19,928,289
Accounts receivable, net of allowances of $49,373,296, $96,144,543 and $5,680,658 at December 31, 2010, 2009 and 2008, respectively	206,622,841	204,290,545	199,371,694
Inventories	213,404,499	193,705,195	171,636,868
Prepaid expense and other current assets	75,824,180	28,881,866	56,299,086
Receivable for sale of equipment and other fixed assets	0	0	23,137,764
Assets held for sale	0	8,184,462	0
Current portion of deferred tax assets	3,638,427	8,173,216	0
Total current assets	1,179,102,487	907,057,983	926,858,083
Prepaid land use rights	78,798,287	78,111,788	74,293,284
Plant and equipment, net	2,351,862,787	2,251,614,217	2,963,385,840
Acquired intangible assets, net	173,820,851	182,694,105	200,059,106
Deferred cost, net	0	0	47,091,516
Equity investment	9,843,558	9,848,148	11,352,186
Other long-term assets	215,178	391,741	1,895,337
Deferred tax assets	109,050,066	94,358,635	45,686,470
TOTAL ASSETS	3,902,693,214	3,524,076,617	4,270,621,822
Current liabilities:
Accounts	515,577,285	228,882,804	185,918,539
Short-term borrowings	372,055,279	286,864,063	201,257,773
Current portion of long-term debt	333,458,941	205,784,080	360,628,789
Accrued expenses and other current liabilities	146,986,675	111,086,990	122,173,803
Current portion of promissory notes	29,374,461	78,608,288	29,242,001
Commitment to issue shares and warrants relating to litigation settlement	0	120,237,773	0
Income tax payable	1,892,691	58,573	552,006
Total current liabilities	1,399,345,332	1,031,522,571	899,772,911
Long-term liabilities:
Non-current portion of promissory notes	56,327,268	83,324,641	23,589,958
Long-term debt	178,596,008	550,653,099	536,518,281
Long-term payables relating to license agreements	0	4,779,562	18,169,006
Other long-term liabilities	58,788,806	21,679,690	0
Deferred tax liabilities	1,094,257	1,035,164	411,877
Total long-term liabilities	294,806,339	661,472,156	578,689,122
Total liabilities	1,694,151,671	1,692,994,727	1,478,462,033
Non-controlling interest	39,004,168	34,841,507	42,795,288
Commitments
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,334,063,747, 22,375,886,604, and 22,327,784,827 shares issued and outstanding at December 31, 2010, 2009 and 2008, respectively	10,933,625	8,950,355	8,931,114
Additional paid-in capital	3,858,642,606	3,499,723,153	3,489,382,267
Accumulated other comprehensive loss	(1,092,291)	(386,163)	(439,123)
Accumulated deficit	(1,698,946,565)	(1,712,046,962)	(748,509,757)
Total equity	2,169,537,375	1,796,240,383	2,749,364,501
TOTAL LIABILITIES, NONCONTROLLING INTEREST AND EQUITY	$ 3,902,693,214	$ 3,524,076,617	$ 4,270,621,822